Note 23 - Employee Benefits - Asset Ceiling (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Balance	R$ 2,252.3	R$ 2,104.2
Balance	2,279.3	2,252.3	R$ 2,104.2
Effect of asset ceiling [member]
Statement Line Items [Line Items]
Balance	58.4	33.5	8.6
Acquisitions through exchange transaction of shareholdings	(4.9)		10.4
Interest Income	4.2	2.8	1.3
Change in asset ceiling excluding amounts included in interest income/(expenses)	(0.6)	8.8	15.8
Exchange differences	7.2	0.9	(2.6)
Others		12.4
Balance	R$ 64.3	R$ 58.4	R$ 33.5